FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and, therefore, represents an exit price, not an entry price.  We carry certain assets and liabilities at fair value on a recurring basis, including fixed maturities, equity securities, trading securities, investments held by VIEs, derivatives, cash and cash equivalents, separate account assets and embedded derivatives.  We carry our COLI policy, which is invested in a series of mutual funds, at its cash surrender value and our hedge fund investments at their net asset values; in both cases, we believe these values approximate their fair values. In addition, we disclose fair value for certain financial instruments, including mortgage loans and policy loans, policyholder account balances, investment borrowings, notes payable and borrowings related to VIEs.

The degree of judgment utilized in measuring the fair value of financial instruments is largely dependent on the level to which pricing is based on observable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market data.  Financial instruments with readily available active quoted prices would be considered to have fair values based on the highest level of observable inputs, and little judgment would be utilized in measuring fair value.  Financial instruments that rarely trade would often have fair value based on a lower level of observable inputs, and more judgment would be utilized in measuring fair value.

Valuation Hierarchy

There is a three-level hierarchy for valuing assets or liabilities at fair value based on whether inputs are observable or unobservable.

•
Level 1 – includes assets and liabilities valued using inputs that are unadjusted quoted prices in active markets for identical assets or liabilities.  Our Level 1 assets primarily include cash and exchange traded securities.

•
Level 2 – includes assets and liabilities valued using inputs that are quoted prices for similar assets in an active market, quoted prices for identical or similar assets in a market that is not active, observable inputs, or observable inputs that can be corroborated by market data.  Level 2 assets and liabilities include those financial instruments that are valued by independent pricing services using models or other valuation methodologies.  These models consider various inputs such as credit rating, maturity, corporate credit spreads, reported trades and other inputs that are observable or derived from observable information in the marketplace or are supported by transactions executed in the marketplace.  Financial assets in this category primarily include:  certain publicly registered and privately placed corporate fixed maturity securities; certain government or agency securities; certain mortgage and asset-backed securities; certain equity securities; most investments held by our consolidated VIEs; certain mutual fund and hedge fund investments; most short-term investments; and non-exchange-traded derivatives such as call options. Financial liabilities in this category include investment borrowings, notes payable and borrowings related to VIEs.

•
Level 3 – includes assets and liabilities valued using unobservable inputs that are used in model-based valuations that contain management assumptions.  Level 3 assets and liabilities include those financial instruments whose fair value is estimated based on broker/dealer quotes, pricing services or internally developed models or methodologies utilizing significant inputs not based on, or corroborated by, readily available market information.  Financial assets in this category include certain corporate securities (primarily certain below-investment grade privately placed securities), certain structured securities, mortgage loans, and other less liquid securities.  Financial liabilities in this category include our insurance liabilities for interest-sensitive products, which includes embedded derivatives (including embedded derivatives related to our fixed index annuity products and to a modified coinsurance arrangement) since their values include significant unobservable inputs including actuarial assumptions.

At each reporting date, we classify assets and liabilities into the three input levels based on the lowest level of input that is significant to the measurement of fair value for each asset and liability reported at fair value.  This classification is impacted by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and overall market conditions.  Our assessment of the significance of a particular input to the fair value measurement and the ultimate classification of each asset and liability requires judgment and is subject to change from period to period based on the observability of the valuation inputs. Any transfers between levels are reported as having occurred at the beginning of the period. There were no transfers between Level 1 and Level 2 in 2014 and 2013.

The vast majority of our fixed maturity and equity securities, including those held in trading portfolios and those held by consolidated VIEs, short-term and separate account assets use Level 2 inputs for the determination of fair value.  These fair values are obtained primarily from independent pricing services, which use Level 2 inputs for the determination of fair value.  Substantially all of our Level 2 fixed maturity securities and separate account assets were valued from independent pricing services.  Third party pricing services normally derive security prices through recently reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information.  If there are no recently reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are discounted at an estimated risk-adjusted market rate.  The number of prices obtained for a given security is dependent on the Company's analysis of such prices as further described below.

For securities that are not priced by pricing services and may not be reliably priced using pricing models, we obtain broker quotes.  These broker quotes are non-binding and represent an exit price, but assumptions used to establish the fair value may not be observable and therefore represent Level 3 inputs.  Approximately 26 percent of our Level 3 fixed maturity securities were valued using unadjusted broker quotes or broker-provided valuation inputs.  The remaining Level 3 fixed maturity investments do not have readily determinable market prices and/or observable inputs.  For these securities, we use internally developed valuations.  Key assumptions used to determine fair value for these securities may include risk premiums, projected performance of underlying collateral and other factors involving significant assumptions which may not be reflective of an active market.  For certain investments, we use a matrix or model process to develop a security price where future cash flow expectations are discounted at an estimated market rate.  The pricing matrix incorporates term interest rates as well as a spread level based on the issuer's credit rating, other factors relating to the issuer, and the security's maturity.  In some instances issuer-specific spread adjustments, which can be positive or negative, are made based upon internal analysis of security specifics such as liquidity, deal size, and time to maturity.

As the Company is responsible for the determination of fair value, we have control processes designed to ensure that the fair values received from third-party pricing sources are reasonable and the valuation techniques and assumptions used appear reasonable and consistent with prevailing market conditions. Additionally, when inputs are provided by third-party pricing sources, we have controls in place to review those inputs for reasonableness. As part of these controls, we perform monthly quantitative and qualitative analysis on the prices received from third parties to determine whether the prices are reasonable estimates of fair value.  The Company's analysis includes:  (i) a review of the methodology used by third party pricing services; (ii) where available, a comparison of multiple pricing services' valuations for the same security; (iii) a review of month to month price fluctuations; (iv) a review to ensure valuations are not unreasonably dated; and (v) back testing to compare actual purchase and sale transactions with valuations received from third parties.  As a result of such procedures, the Company may conclude the prices received from third parties are not reflective of current market conditions.  In those instances, we may request additional pricing quotes or apply internally developed valuations.  However, the number of instances is insignificant and the aggregate change in value of such investments is not materially different from the original prices received.

The categorization of the fair value measurements of our investments priced by independent pricing services was based upon the Company's judgment of the inputs or methodologies used by the independent pricing services to value different asset classes.  Such inputs typically include:  benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers and reference data.  The Company categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

The fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, are determined based on the consideration of several inputs including closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; market interest rates; and non-performance risk.  For certain embedded derivatives, we use actuarial assumptions in the determination of fair value.
The categorization of fair value measurements, by input level, for our financial instruments carried at fair value on a recurring basis at December 31, 2014 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$13,605.1	$365.9	$13,971.0
United States Treasury securities and obligations of United States government corporations and agencies	—	168.9	—	168.9
States and political subdivisions	—	2,242.2	35.5	2,277.7
Debt securities issued by foreign governments	—	1.9	—	1.9
Asset-backed securities	—	1,209.8	59.2	1,269.0
Collateralized debt obligations	—	324.5	—	324.5
Commercial mortgage-backed securities	—	1,275.1	1.2	1,276.3
Mortgage pass-through securities	—	4.2	.4	4.6
Collateralized mortgage obligations	—	1,341.0	—	1,341.0
Total fixed maturities, available for sale	—	20,172.7	462.2	20,634.9
Equity securities - corporate securities	216.9	174.1	28.0	419.0
Trading securities:
Corporate securities	—	24.3	—	24.3
United States Treasury securities and obligations of United States government corporations and agencies	—	3.7	—	3.7
Asset-backed securities	—	24.0	—	24.0
Commercial mortgage-backed securities	—	131.0	28.6	159.6
Mortgage pass-through securities	—	.1	—	.1
Collateralized mortgage obligations	—	29.7	—	29.7
Equity securities	3.5	—	—	3.5
Total trading securities	3.5	212.8	28.6	244.9
Investments held by variable interest entities - corporate securities	—	1,367.1	—	1,367.1
Other invested assets - derivatives	1.4	107.2	—	108.6
Assets held in separate accounts	—	5.6	—	5.6
Total assets carried at fair value by category	$221.8	$22,039.5	$518.8	$22,780.1

Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	$—	$—	$1,081.5	$1,081.5

The categorization of fair value measurements, by input level, for our financial instruments carried at fair value on a recurring basis at December 31, 2013 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$15,340.1	$359.6	$15,699.7
United States Treasury securities and obligations of United States government corporations and agencies	—	73.1	—	73.1
States and political subdivisions	—	2,204.4	—	2,204.4
Asset-backed securities	—	1,419.9	42.2	1,462.1
Collateralized debt obligations	—	47.3	246.7	294.0
Commercial mortgage-backed securities	—	1,609.0	—	1,609.0
Mortgage pass-through securities	—	11.8	1.6	13.4
Collateralized mortgage obligations	—	1,848.9	—	1,848.9
Total fixed maturities, available for sale	—	22,554.5	650.1	23,204.6
Equity securities - corporate securities	79.6	118.9	24.5	223.0
Trading securities:
Corporate securities	—	45.2	—	45.2
United States Treasury securities and obligations of United States government corporations and agencies	—	4.6	—	4.6
States and political subdivisions	—	14.1	—	14.1
Asset-backed securities	—	24.3	—	24.3
Commercial mortgage-backed securities	—	125.8	—	125.8
Mortgage pass-through securities	—	.1	—	.1
Collateralized mortgage obligations	—	31.1	—	31.1
Equity securities	2.4	—	—	2.4
Total trading securities	2.4	245.2	—	247.6
Investments held by variable interest entities - corporate securities	—	1,046.7	—	1,046.7
Other invested assets - derivatives	.6	156.2	—	156.8
Assets held in separate accounts	—	10.3	—	10.3
Total assets carried at fair value by category	$82.6	$24,131.8	$674.6	$24,889.0

Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	$—	$—	$903.7	$903.7
Other liabilities - embedded derivatives associated with modified coinsurance agreement	—	—	1.8	1.8
Total liabilities carried at fair value by category	$—	$—	$905.5	$905.5

For those financial instruments disclosed at fair value, we use the following methods and assumptions to determine the estimated fair values:

Mortgage loans and policy loans.  We discount future expected cash flows based on interest rates currently being offered for similar loans with similar risk characteristics.  We aggregate loans with similar characteristics in our calculations.  The fair value of policy loans approximates their carrying value.

Company-owned life insurance is backed by a series of mutual funds and is carried at cash surrender value which approximates estimated fair value.

Alternative investment funds are carried at their net asset values which approximates estimated fair value.

Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

Liabilities for policyholder account balances.  We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

Investment borrowings, notes payable and borrowings related to variable interest entities.  For publicly traded debt, we use current fair values.  For other notes, we use discounted cash flow analyses based on our current incremental borrowing rates for similar types of borrowing arrangements.

The fair value measurements for our financial instruments disclosed at fair value on a recurring basis are as follows (dollars in millions):

	December 31, 2014
	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total estimated fair value	Total carrying amount
Assets:
Mortgage loans	$—	$—	$1,768.9	$1,768.9	$1,691.9
Policy loans	—	—	106.9	106.9	106.9
Other invested assets:
Company-owned life insurance	—	157.6	—	157.6	157.6
Alternative investment funds	—	102.8	—	102.8	102.8
Cash and cash equivalents:
Unrestricted	549.6	62.0	—	611.6	611.6
Held by variable interest entities	68.3	—	—	68.3	68.3
Liabilities:
Policyholder account balances (a)	—	—	10,707.2	10,707.2	10,707.2
Investment borrowings	—	1,520.4	—	1,520.4	1,519.2
Borrowings related to variable interest entities	—	1,229.2	—	1,229.2	1,286.1
Notes payable – direct corporate obligations	—	807.4	—	807.4	794.4

	December 31, 2013
	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total estimated fair value	Total carrying amount
Assets:
Mortgage loans	$—	$—	$1,749.5	$1,749.5	$1,729.5
Policy loans	—	—	277.0	277.0	277.0
Other invested assets:
Company-owned life insurance	—	144.8	—	144.8	144.8
Alternative investment funds	—	67.6	—	67.6	67.6
Cash and cash equivalents:
Unrestricted	457.8	241.2	—	699.0	699.0
Held by variable interest entities	104.3	—	—	104.3	104.3
Liabilities:
Policyholder account balances (a)	—	—	12,776.4	12,776.4	12,776.4
Investment borrowings	—	1,948.5	—	1,948.5	1,900.0
Borrowings related to variable interest entities	—	993.7	—	993.7	1,012.3
Notes payable – direct corporate obligations	—	872.5	—	872.5	856.4

____________________

(a)
The estimated fair value of insurance liabilities for policyholder account balances was approximately equal to its carrying value at December 31, 2014 and 2013.  This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year.

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2014 (dollars in millions):

	December 31, 2014
	Beginning balance as of December 31, 2013	Purchases, sales, issuances and settlements, net (b)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a)	Assets of CLIC sold	Ending balance as of December 31, 2014	Amount of total gains (losses) for the year ended December 31, 2014 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$359.6	$70.0	$—	$20.1	$36.8	$(69.4)	$(51.2)	$365.9	$—
States and political subdivisions	—	(1.8)	—	3.0	36.5	—	(2.2)	35.5	—
Asset-backed securities	42.2	7.6	—	5.1	14.0	—	(9.7)	59.2	—
Collateralized debt obligations	246.7	—	—	—	—	(246.7)	—	—	—
Commercial mortgage-backed securities	—	1.1	—	.1	—	—	—	1.2	—
Mortgage pass-through securities	1.6	(1.2)	—	—	—	—	—	.4	—
Total fixed maturities, available for sale	650.1	75.7	—	28.3	87.3	(316.1)	(63.1)	462.2	—
Equity securities - corporate securities	24.5	3.5	—	—	—	—	—	28.0	—
Trading securities - commercial mortgage-backed securities	—	29.0	—	(.4)	—	—	—	28.6	(.4)
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(903.7)	(104.3)	(73.5)	—	—	—	—	(1,081.5)	(73.5)
Other liabilities - embedded derivatives associated with modified coinsurance agreement	(1.8)	1.8	—	—	—	—	—	—	—
Total liabilities	(905.5)	(102.5)	(73.5)	—	—	—	—	(1,081.5)	(73.5)

_________

(a)
Transfers into Level 3 are the result of unobservable inputs utilized within valuation methodologies for assets that were previously valued using observable inputs. Transfers out of Level 3 are due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

(b)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity and equity securities and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2014 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$71.7	$(1.7)	$—	$—	$70.0
States and political subdivisions	—	(1.8)	—	—	(1.8)
Asset-backed securities	9.9	(2.3)	—	—	7.6
Commercial mortgage-backed securities	1.1	—	—	—	1.1
Mortgage pass-through securities	1.1	(2.3)	—	—	(1.2)
Total fixed maturities, available for sale	83.8	(8.1)	—	—	75.7
Equity securities - corporate securities	3.5	—	—	—	3.5
Trading securities - commercial mortgage-backed securities	29.0	—	—	—	29.0
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(121.9)	7.5	(45.9)	56.0	(104.3)
Other liabilities - embedded derivatives associated with modified coinsurance agreement	—	3.4	(1.6)	—	1.8
Total liabilities	(121.9)	10.9	(47.5)	56.0	(102.5)

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2013 (dollars in millions):

	December 31, 2013
	Beginning balance as of December 31, 2012	Purchases, sales, issuances and settlements, net (b)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a)	Ending balance as of December 31, 2013	Amount of total gains (losses) for the year ended December 31, 2013 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$355.5	$34.0	$(.3)	$(9.8)	$13.2	$(33.0)	$359.6	$—
States and political subdivisions	13.1	—	—	—	—	(13.1)	—	—
Asset-backed securities	44.0	1.6	.1	(3.6)	.1	—	42.2	—
Collateralized debt obligations	324.0	(85.4)	.2	7.9	—	—	246.7	—
Commercial mortgage-backed securities	6.2	—	—	—	—	(6.2)	—	—
Mortgage pass-through securities	1.9	(.3)	—	—	—	—	1.6	—
Collateralized mortgage obligations	16.9	—	—	—	—	(16.9)	—	—
Total fixed maturities, available for sale	761.6	(50.1)	—	(5.5)	13.3	(69.2)	650.1	—
Equity securities:
Corporate securities	.1	24.5	—	(.1)	—	—	24.5	—
Venture capital investments	2.8	—	(2.5)	(.3)	—	—	—	—
Total equity securities	2.9	24.5	(2.5)	(.4)	—	—	24.5	—
Trading securities:
States and political subdivisions	.6	—	—	—	—	(.6)	—	—
Collateralized debt obligations	7.3	(7.7)	.6	(.2)	—	—	—	(.2)
Collateralized mortgage obligations	5.8	—	—	—	—	(5.8)	—	—
Total trading securities	13.7	(7.7)	.6	(.2)	—	(6.4)	—	(.2)
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(734.0)	(219.0)	49.3	—	—	—	(903.7)	49.3
Other liabilities - embedded derivatives associated with modified coinsurance agreement	(5.5)	3.7	—	—	—	—	(1.8)	—
Total liabilities	(739.5)	(215.3)	49.3	—	—	—	(905.5)	49.3
____________

(a)
Transfers into Level 3 are the result of unobservable inputs utilized within valuation methodologies for assets that were previously valued using observable inputs. Transfers out of Level 3 are due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

(b)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity and equity securities and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2013 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$44.0	$(10.0)	$—	$—	$34.0
Asset-backed securities	22.0	(20.4)	—	—	1.6
Collateralized debt obligations	6.0	(91.4)	—	—	(85.4)
Mortgage pass-through securities	—	(.3)	—	—	(.3)
Total fixed maturities, available for sale	72.0	(122.1)	—	—	(50.1)
Equity securities - corporate securities	24.5	—	—	—	24.5
Trading securities - collateralized debt obligations	—	(7.7)	—	—	(7.7)
Liabilities:
Future policy benefits - embedded derivatives associated with fixed index annuity products	(105.6)	1.4	(156.3)	41.5	(219.0)
Other liabilities - embedded derivatives associated with modified coinsurance agreement	—	3.7	—	—	3.7
Total liabilities	(105.6)	5.1	(156.3)	41.5	(215.3)

At December 31, 2014, 85 percent of our Level 3 fixed maturities, available for sale, were investment grade and 79 percent of our Level 3 fixed maturities, available for sale, consisted of corporate securities.

Realized and unrealized investment gains and losses presented in the preceding tables represent gains and losses during the time the applicable financial instruments were classified as Level 3.

Realized and unrealized gains (losses) on Level 3 assets are primarily reported in either net investment income for policyholder and reinsurer accounts and other special-purpose portfolios, net realized investment gains (losses) or insurance policy benefits within the consolidated statement of operations or accumulated other comprehensive income within shareholders' equity based on the stated accounting policy for the instrument.

The amount presented for gains (losses) included in our net loss for assets and liabilities still held as of the reporting date primarily represents impairments for fixed maturities, available for sale, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivative instruments included in liabilities for insurance products that exist as of the reporting date.

The following table provides additional information about the significant unobservable (Level 3) inputs developed internally by the Company to determine fair value for certain assets and liabilities carried at fair value at December 31, 2014 (dollars in millions):

	Fair value at December 31, 2014	Valuation technique(s)	Unobservable inputs	Range (weighted average)
Assets:
Corporate securities (a)	$312.1	Discounted cash flow analysis	Discount margins	1.48% - 5.83% (2.58%)
Asset-backed securities (b)	30.6	Discounted cash flow analysis	Discount margins	1.99% - 4.15% (2.95%)
Equity security (c)	28.0	Market approach	Projected cash flows	Not applicable
Other assets categorized as Level 3 (d)	148.1	Unadjusted third-party price source	Not applicable	Not applicable
Total	518.8
Liabilities:
Future policy benefits (e)	1,081.5	Discounted projected embedded derivatives	Projected portfolio yields	5.15% - 5.61% (5.42%)
			Discount rates	0.00 - 2.74% (1.78%)
			Surrender rates	1.98% - 47.88% (14.16%)
________________________________

(a)
Corporate securities - The significant unobservable input used in the fair value measurement of our corporate securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(b)
Asset-backed securities - The significant unobservable input used in the fair value measurement of these asset-backed securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(c)
Equity security - This equity security represents an investment in a company that is constructing a manufacturing facility. The significant unobservable input is the cash flows that will be generated upon completion of the manufacturing facility. Given the nature of this investment, the best current indicator of value is the cost basis of the investment, which we believe approximates market value.

(d)	Other assets categorized as Level 3 - For these assets, there were no adjustments to quoted market prices obtained from third-party pricing sources.

(e)
Future policy benefits - The significant unobservable inputs used in the fair value measurement of our embedded derivatives associated with fixed index annuity products are projected portfolio yields, discount rates and surrender rates. Increases (decreases) in projected portfolio yields in isolation would lead to a higher (lower) fair value measurement. The discount rate is based on the Treasury rate adjusted by a margin. Increases (decreases) in the discount rates would lead to a lower (higher) fair value measurement. Assumed surrender rates are used to project how long the contracts remain in force. Generally, the longer the contracts are assumed to be in force the higher the fair value of the embedded derivative.

The following table provides additional information about the significant unobservable (Level 3) inputs developed internally by the Company to determine fair value for certain assets and liabilities carried at fair value at December 31, 2013 (dollars in millions):

	Fair value at December 31, 2013	Valuation technique(s)	Unobservable inputs	Range (weighted average)
Assets:
Corporate securities (a)	$260.3	Discounted cash flow analysis	Discount margins	1.65% - 2.90% (2.36%)
Asset-backed securities (b)	35.1	Discounted cash flow analysis	Discount margins	2.03% - 4.20% (3.09%)
Collateralized debt obligations (c)	240.7	Discounted cash flow analysis	Recoveries	64% - 67% (65.8%)
			Constant prepayment rate	20%
			Discount margins	.95% - 2.00% (1.32%)
			Annual default rate	1.14% - 5.57% (3.05%)
			Portfolio CCC %	1.52% - 21.79% (12.57%)
Equity security (d)	24.5	Market approach	Projected cash flows	Not applicable
Other assets categorized as Level 3 (e)	114.0	Unadjusted third-party price source	Not applicable	Not applicable
Total	674.6
Liabilities:
Future policy benefits (f)	905.5	Discounted projected embedded derivatives	Projected portfolio yields	5.35% - 6.63% (5.60%)
			Discount rates	0.00 - 4.64% (2.47%)
			Surrender rates	2.80% - 54.60% (14.39%)

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(a)
Corporate securities - The significant unobservable input used in the fair value measurement of our corporate securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(b)
Asset-backed securities - The significant unobservable input used in the fair value measurement of these asset-backed securities is discount margin added to a riskless market yield. Significant increases (decreases) in discount margin in isolation would result in a significantly lower (higher) fair value measurement.

(c)
Collateralized debt obligations - The significant unobservable inputs used in the fair value measurement of our collateralized debt obligations relate to collateral performance, including default rate, recoveries and constant prepayment rate, as well as discount margins of the underlying collateral. Significant increases (decreases) in default rate in isolation would result in a significantly lower (higher) fair value measurement. Generally, a significant increase (decrease) in the constant prepayment rate and recoveries in isolation would result in a significantly higher (lower) fair value measurement. Generally a significant increase (decrease) in discount margin in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the annual default rate is accompanied by a directionally similar change in the assumption used for discount margins and portfolio CCC % and a directionally opposite change in the assumption used for constant prepayment rate and recoveries. A tranche's payment priority and investment cost basis could alter generalized fair value outcomes.

(d)
Equity security - This equity security represents an investment in a company that is constructing a manufacturing facility. The significant unobservable input is the cash flows that will be generated upon completion of the manufacturing facility. Given the nature of this investment, the best current indicator of value is the cost basis of the investment, which we believe approximates market value.

(e)	Other assets categorized as Level 3 - For these assets, there were no adjustments to quoted market prices obtained from third-party pricing sources.

(f)
Future policy benefits - The significant unobservable inputs used in the fair value measurement of our embedded derivatives associated with fixed index annuity products are projected portfolio yields, discount rates and surrender rates. Increases (decreases) in projected portfolio yields in isolation would lead to a higher (lower) fair value measurement. The discount rate is based on the Treasury rate adjusted by a margin. Increases (decreases) in the discount rates would lead to a lower (higher) fair value measurement. Assumed surrender rates are used to project how long the contracts remain in force. Generally, the longer the contracts are assumed to be in force the higher the fair value of the embedded derivative.